15. Reportable Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
15. Reportable Segments	Note 15. Reportable Segments The Company has no reportable segments as it only operates in the regulated cannabis industry, as a provider of professional consulting services, products and equipment.